Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2025 USD ($) Segment	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥) Segment	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses			¥ 9,125,428	¥ 9,125,428
Allowance recognized of accounts receivable
Allowance for advance to suppliers						4,871,715
Credit losses			9,125,428	9,125,428
Contract liabilities	3,885,000		¥ 2,379,009	2,379,009		2,115,522	¥ 896,226	$ 555,548	$ 332,097
Employee benefits expenses				210,987		¥ 213,318	¥ 182,475
Statute of limitations underpayment of taxes	¥ 100,000	$ 14,300		¥ 100,000	$ 13,760
Value added tax rate	6.00%	6.00%		6.00%	6.00%
Lease term	12 months		12 months	12 months				12 months	12 months
Number of reportable segment | Segment	1	1		1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	1		1	1				1	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	6.9931		7.1636	7.1636				6.9931	7.1636